AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES	AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
The amortized cost and fair value of available-for-sale fixed maturity securities are shown below:

AS OF DEC. 31, 2025 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$398	$3	$(41)	$—	$360
U.S. state and municipal	3,075	107	(21)	(3)	3,158
Foreign governments	1,827	53	(29)	—	1,851
Corporate debt securities	47,834	1,077	(311)	(1)	48,599
Residential mortgage-backed securities	1,154	52	(2)	—	1,204
Commercial mortgage-backed securities	3,649	121	(32)	—	3,738
Collateralized debt securities	5,220	128	(49)	—	5,299
Total fixed maturity securities	$63,157	$1,541	$(485)	$(4)	$64,209

AS OF DEC. 31, 2024 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$410	$2	$(43)	$—	$369
U.S. state and municipal	3,280	39	(30)	—	3,289
Foreign governments	2,082	11	(51)	—	2,042
Corporate debt securities	37,312	571	(477)	(26)	37,380
Residential mortgage-backed securities	1,288	28	(5)	(1)	1,310
Commercial mortgage-backed securities	3,259	91	(30)	—	3,320
Collateralized debt securities	6,020	103	(31)	—	6,092
Total fixed maturity securities	$53,651	$845	$(667)	$(27)	$53,802
The amortized cost and fair value, by contractual maturity, of available-for-sale fixed maturity securities are shown below. Actual maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities and collateralized debt securities, which are not due at a single maturity, have been separately presented below.

AS OF DEC. 31, 2025 US$ MILLIONS	Amortized Cost	Fair Value
Due in one year or less	$2,197	$2,202
Due after one year through five years	21,714	22,153
Due after five years through ten years	11,566	11,782
Due after ten years	17,657	17,831
	53,134	53,968
Residential mortgage-backed securities	1,154	1,204
Commercial mortgage-backed securities	3,649	3,738
Collateralized debt securities	5,220	5,299
Total	$63,157	$64,209
Proceeds from sales of available-for-sale fixed maturity securities, with the related gross realized gains and losses, are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Proceeds from sales of available-for-sale fixed maturity securities	$10,750	$11,159	$5,871
Gross realized gains	115	63	45
Gross realized losses	(96)	(223)	(145)
The Company has pledged bonds in connection with certain agreements and transactions, such as financing and reinsurance agreements. The carrying value of bonds pledged was $10.4 billion and $8.9 billion as of December 31, 2025 and 2024, respectively.
In accordance with various regulations, the Company has securities on deposit with regulating authorities with a carrying value of $181 million and $213 million as of December 31, 2025 and 2024, respectively. There are no restrictions on these assets.
The gross unrealized losses and fair value of available-for-sale fixed maturity securities, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position due to market factors are shown below:

	Less than 12 months			12 months or more			Total
AS OF DEC. 31, 2025 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	10	$(12)	$17	28	$(29)	$107	38	$(41)	$124
U.S. state and municipal	52	(5)	357	83	(16)	255	135	(21)	612
Foreign governments	37	(7)	431	28	(22)	76	65	(29)	507
Corporate debt securities	1,156	(95)	6,569	575	(216)	3,287	1,731	(311)	9,856
Residential mortgage-backed securities	24	—	64	20	(2)	100	44	(2)	164
Commercial mortgage-backed securities	40	(9)	210	29	(23)	290	69	(32)	500
Collateralized debt securities	69	(17)	591	25	(32)	245	94	(49)	836
Total	1,388	$(145)	$8,239	788	$(340)	$4,360	2,176	$(485)	$12,599

	Less than 12 months			12 months or more			Total
AS OF DEC. 31, 2024 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	6	$(7)	$54	19	$(36)	$87	25	$(43)	$141
U.S. state and municipal	174	(20)	851	190	(10)	280	364	(30)	1,131
Foreign governments	30	(38)	1,520	28	(13)	49	58	(51)	1,569
Corporate debt securities	1,669	(172)	7,199	590	(305)	4,949	2,259	(477)	12,148
Residential mortgage-backed securities	95	(4)	227	16	(1)	61	111	(5)	288
Commercial mortgage-backed securities	104	(25)	667	9	(5)	27	113	(30)	694
Collateralized debt securities	179	(29)	1,182	15	(2)	35	194	(31)	1,217
Total	2,257	$(295)	$11,700	867	$(372)	$5,488	3,124	$(667)	$17,188
The unrealized losses as of December 31, 2025 and 2024 are principally related to the timing of the purchases of certain securities, which carry less yield than those available as of those dates. Approximately 93% and 89% of the fair value of fixed maturity securities shown above as of December 31, 2025 and 2024, respectively, are rated investment grade.
The Company expects to recover the amortized cost on all securities except for those securities on which it recognized an allowance for credit loss. In addition, as the Company did not have the intent to sell fixed maturity securities with unrealized losses and it was not more likely than not that the Company would be required to sell these securities prior to recovery of the amortized cost, which may be maturity, the Company did not write down these investments to fair value through the statements of operations.
Allowance for Credit Losses
Several assumptions and underlying estimates are made in the evaluation of allowance for credit loss. Examples include financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends and implications of rating agency actions and offering prices. Based on this evaluation, unrealized losses on available-for-sale securities where an allowance for credit loss was not recorded were concentrated within the financials sector as of December 31, 2025 and 2024.
The rollforward of the allowance for credit losses for available-for-sale fixed maturity securities is shown below for the years ended December 31, 2025, 2024, and 2023:

US$ MILLIONS	U.S. State and Municipal	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Collateralized Debt Securities	Total
Balance as of January 1, 2023	$—	$(24)	$—	$—	$(6)	$(30)
Credit losses recognized on securities for which credit losses were not previously recorded	—	(33)	—	(6)	(18)	(57)
Reductions for securities sold during the period	—	15	(1)	—	2	16
Changes in previously recorded allowance	—	23	—	—	18	41
Balance as of December 31, 2023	$—	$(19)	$(1)	$(6)	$(4)	$(30)
Credit losses recognized on securities for which credit losses were not previously recorded	—	(38)	—	—	—	(38)
Reductions for securities sold during the period	—	5	—	—	1	6
Changes in previously recorded allowance	—	26	—	—	3	29
Write-offs charged against the allowance	—	—	—	6	—	6
Balance as of December 31, 2024	$—	$(26)	$(1)	$—	$—	$(27)
Credit losses recognized on securities for which credit losses were not previously recorded	(3)	(10)	—	—	(2)	(15)
Reductions for securities sold during the period	—	15	—	—	—	15
Changes in previously recorded allowance	—	20	1	—	2	23
Balance as of December 31, 2025	$(3)	$(1)	$—	$—	$—	$(4)
No accrued interest receivables were written off as of December 31, 2025 and 2024.
EQUITY SECURITIES
The net gains (losses) on equity securities recognized in “Investment related gains (losses)” on the statements of operations are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Unrealized gains on equity securities	$380	$474	$359
Net gains (losses) on equity securities sold	78	169	13
Net gains on equity securities	$458	$643	$372
Equity securities by market sector distribution are shown below, based on carrying value:

AS OF DEC. 31	2025	2024
Consumer goods	2%	5%
Education	4%	7%
Energy and utilities	8%	5%
Finance	74%	62%
Healthcare	1%	3%
Industrials	6%	7%
Information technology	4%	10%
Other	1%	1%
Total	100%	100%